Intangible Assets and Impairment of Long-Lived Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets and Impairment of Long-Lived Assets [Abstract]
INTANGIBLE ASSETS AND IMPAIRMENT OF LONG-LIVED ASSETS

NOTE 5 - INTANGIBLE ASSETS AND IMPAIRMENT OF LONG-LIVED ASSETS

Intangible assets consist of the following as of December 31, 2022 and 2021:

	Remaining Amortization Period	As of December 31, 2022			As of December 31, 2021
	in Years at December 31, 2022	Gross Asset Value	Accumulated Amortization	Net Carrying Value	Gross Asset Value	Accumulated Amortization	Net Carrying Value
Licensed patents	13.5	$596,259	$(142,654)	$453,605	$603,919	$(110,759)	$493,160
Technology license	16.6	1,485,159	(279,906)	1,205,253	1,658,550	(202,797)	1,455,753
		$2,081,418	$(422,560)	$1,658,858	$2,262,469	$(313,556)	$1,948,913

Changes in the gross asset value of licensed patents and technology licenses from the dates acquired are the result of changes in the foreign currency exchange rate.

The Company recorded amortization expense of $109,004 and $116,297 during the years ended December 31, 2022 and 2021, respectively, related to intangible assets, which is included in general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss.

Future amortization related to intangible assets is as follows:

For the Years Ending December 31,
2023	$109,489
2024	109,489
2025	109,489
2026	109,489
2027	109,489
Thereafter	1,111,413
$1,658,858

Goodwill Impairment

The Company’s publicly traded stock closed at $78.00 per share as of December 31, 2021; during 2022, the market value of the Company’s single reporting unit significantly declined. As of March 31, 2022, June 30, 2022, September 30, 2022 and December 31, 2022, the market value of the Company’s publicly traded stock fell to $51.80, $16.96, $13.30 and $3.39, per share, respectively, and as such, the Company elected to conduct a quantitative analysis of goodwill to assess for impairment as of September 30, 2022 and December 31, 2022. The Company determined the fair market value of its single reporting unit and compared that value with the carrying amount of the reporting unit and determined that goodwill was impaired as of both measurement dates. As of September 30, 2022 and December 31, 2022, the carrying value exceeded the fair market value by $18,872,850 and $14,674,428, respectively. To recognize the impairment of goodwill, the Company recorded losses for these amounts at the end of the third and fourth quarters, which appear as a loss on goodwill impairment of $33,547,278 on the income statement for the year ended December 31, 2022.

The following is a summary of goodwill activity for the year ended December 31, 2022 for the Company’s single reporting unit, which includes the recorded losses on goodwill impairment described above.

	CBR Pharma Goodwill	180 LP Goodwill	Consolidated Goodwill
Balance, December 31, 2021	$23,749,631	$13,238,255	$36,987,886
Currency translation	(664,353)	-	(664,353)

Balance, March 31, 2022	23,085,278	13,238,255	36,323,533
Currency translation	(1,734,582)	-	(1,734,582)

Balance, June 30, 2022	21,350,696	13,238,255	34,588,951
Currency translation	(1,750,386)	-	(1,750,386)
Balance before impairment	19,600,310	13,238,255	32,838,565
Impairment of goodwill	(11,264,612)	(7,608,238)	(18,872,850)

Balance, September 30, 2022	8,335,698	5,630,017	13,965,715
Currency translation	708,713	-	708,713
Balance before impairment	9,044,411	5,630,017	14,674,428
Impairment of goodwill	(9,044,411)	(5,630,017)	(14,674,428)

Balance, December 31, 2022	$-	$-	$-

IP R&D Assets Impairment

As of December 31, 2022, the carrying amount of the IP R&D assets on the balance sheet was $12,405,084 (which consists of carrying amounts of $1,462,084 and $10,943,000 related to the Company’s CBR Pharma subsidiary and its 180 LP subsidiary, respectively). Per the valuation obtained from a third party as of year-end, the fair market value of the Company’s IP R&D assets was determined to be $9,063,000 (which consists of fair values of $0 and $9,063,000 related to the Company’s CBR Pharma subsidiary and 180 LP subsidiary, respectively). As of this measurement date, the carrying values of the CBR Pharma and 180 LP subsidiaries’ assets exceeded their fair market values by $1,462,084 and $1,880,000, respectively. As such, management determined that the consolidated IP R&D assets were impaired by $3,342,084 and, in order to recognize the impairment, the Company recorded a loss for this amount during the fourth quarter of 2022, which appears as a loss on impairment to IP R&D assets on the income statement. This reduced the IP R&D asset balances of its CBR Pharma subsidiary and its 180 LP subsidiary to zero and $9,063,000, respectively, as of December 31, 2022; the total consolidated IP R&D asset balance is $9,063,000 after impairment.

The following is a summary of IP R&D activity for the year ended December 31, 2022 for the Company, which includes the recorded loss for the IP R&D assets described above.

	CBR Pharma IP R&D Assets	180 LP IP R&D Assets	Consolidated IP R&D Assets
Balance, December 31, 2021	$1,632,780	$10,943,000	$12,575,780
Currency translation	(45,674)	-	(45,674)

Balance, March 31, 2022	1,587,106	10,943,000	12,530,106
Currency translation	(119,252)	-	(119,252)

Balance, June 30, 2022	1,467,854	10,943,000	12,410,854
Currency translation	(120,338)	-	(120,338)

Balance, September 30, 2022	1,347,516	10,943,000	12,290,516
Currency translation	114,568	-	114,568
Balance before impairment	1,462,084	10,943,000	12,405,084
Impairment of IP R&D assets	(1,462,084)	(1,880,000)	(3,342,084)

Balance, December 31, 2022	$-	$9,063,000	$9,063,000